INTANGIBLE ASSETS OTHER THAN GOODWILL (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance		$ 1,617,247	$ 1,610,313	$ 1,321,425
Additions		95,092	87,333	90,360
Withdrawals		(527)	(928)	(927)
Transfer software		(1,412)	203	10,653
Foreing exchange		(203,852)	(21,264)	239,059
Amortization		(65,596)	(58,410)	(50,257)
Hyperinflation Argentina		62
Adjustment aplication IAS 29 by hyperinflation Argentina		58
Closing balance		1,441,072	1,617,247	1,610,313
Computer Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance		160,970	157,016	104,258
Additions		792	8,453	6,688
Withdrawals		(403)	(244)	(736)
Transfer software		59,675	45,783	85,029
Foreing exchange		(10,136)	(1,215)	5,689
Amortization		(54,549)	(48,823)	(43,912)
Hyperinflation Argentina		62
Adjustment aplication IAS 29 by hyperinflation Argentina		58
Closing balance		156,469	160,970	157,016
Developing Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance		123,415	91,053	74,887
Additions		94,300	78,880	83,672
Withdrawals		(124)	(684)	(191)
Transfer software		(61,087)	(45,580)	(74,376)
Foreing exchange		(4,651)	(254)	7,061
Amortization
Hyperinflation Argentina
Adjustment aplication IAS 29 by hyperinflation Argentina
Closing balance		151,853	123,415	91,053
Airport Slots [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance	[1]	964,513	978,849	816,987
Additions	[1]
Withdrawals	[1]
Transfer software	[1]
Foreing exchange	[1]	(135,544)	(14,336)	161,862
Amortization	[1]
Hyperinflation Argentina	[1]
Adjustment aplication IAS 29 by hyperinflation Argentina	[1]
Closing balance	[1]	828,969	964,513	978,849
Trademarks and Loyalty Program [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance	[1],[2]	368,349	383,395	325,293
Additions	[1],[2]
Withdrawals	[1],[2]
Transfer software	[1],[2]
Foreing exchange	[1],[2]	(53,521)	(5,459)	64,447
Amortization	[1],[2]	(11,047)	(9,587)	(6,345)
Hyperinflation Argentina	[1],[2]
Adjustment aplication IAS 29 by hyperinflation Argentina	[1],[2]
Closing balance	[1],[2]	$ 303,781	$ 368,349	$ 383,395

[1]	See Note 2.5
[2]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group's brand will be LATAM, which united all the companies under a single image.